Inventories - Additional Information (Detail) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Reserves recorded against inventories	$ 24,915,000	$ 24,482,000
Inventory pledges outstanding	$ 0	$ 0